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                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 26 ("PEA No. 26") on December 30, 2005, pursuant to Rule 485(b) under the 1933 Act for the following fund:

               Janus Adviser Risk-Managed Value Fund

         3.    The text of PEA No. 26 has been filed electronically.

DATED:  January 3, 2006
                                    JANUS ADVISER SERIES
                                    on behalf of the Fund


                                    By:      /s/ Stephanie Grauerholz-Lofton
                                       -----------------------------------------
                                       Stephanie Grauerholz-Lofton
                                       Secretary